UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 29, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Equity Option Fund

Eaton Vance

Risk-Managed Equity Option Fund

February 29, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.9%

	N(000.000.000	N(000.000.000
Security	Shares	Value
Aerospace & Defense — 1.1%
Boeing Co. (The)	12,752	$955,762

		$955,762

Beverages — 3.3%
Beam, Inc.	10,169	$560,109
Coca-Cola Co. (The)	33,547	2,343,593

		$2,903,702

Biotechnology — 1.9%
Celgene Corp.(1)	22,630	$1,659,345

		$1,659,345

Chemicals — 1.7%
Monsanto Co.	19,433	$1,503,725

		$1,503,725

Commercial Banks — 4.9%
KeyCorp	83,071	$672,875
PNC Financial Services Group, Inc.	17,284	1,028,744
Wells Fargo & Co.	82,890	2,593,628

		$4,295,247

Communications Equipment — 2.5%
QUALCOMM, Inc.	34,870	$2,168,217

		$2,168,217

Computers & Peripherals — 4.2%
Apple, Inc.(1)	6,644	$3,603,971

		$3,603,971

Construction & Engineering — 1.1%
Fluor Corp.	16,354	$989,090

		$989,090

Consumer Finance — 1.1%
American Express Co.	17,865	$944,880

		$944,880

Diversified Financial Services — 3.0%
Citigroup, Inc.	1,376	$45,848
JPMorgan Chase & Co.	64,843	2,544,440

		$2,590,288

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	44,920	$1,374,103
CenturyLink, Inc.	25,315	1,018,929

		$2,393,032

Electric Utilities — 2.6%
American Electric Power Co., Inc.	11,713	$440,526
Duke Energy Corp.	21,215	443,818
Edison International	10,577	442,859
PPL Corp.	16,565	472,931
Southern Co. (The)	10,018	442,695

		$2,242,829

	N(000.000.000	N(000.000.000
Security	Shares	Value
Energy Equipment & Services — 2.3%
Halliburton Co.	30,689	$1,122,910
Schlumberger, Ltd.	11,480	890,963

		$2,013,873

Food & Staples Retailing — 1.1%
Costco Wholesale Corp.	11,223	$965,851

		$965,851

Health Care Equipment & Supplies — 4.2%
Covidien PLC	21,774	$1,137,691
St. Jude Medical, Inc.	36,800	1,550,016
Varian Medical Systems, Inc.(1)	15,230	993,758

		$3,681,465

Health Care Providers & Services — 3.4%
AmerisourceBergen Corp.	32,919	$1,229,525
UnitedHealth Group, Inc.	30,252	1,686,549

		$2,916,074

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	13,235	$1,313,971

		$1,313,971

Household Products — 3.2%
Colgate-Palmolive Co.	15,284	$1,424,163
Procter & Gamble Co.	20,018	1,351,615

		$2,775,778

Industrial Conglomerates — 2.7%
Danaher Corp.	44,492	$2,350,512

		$2,350,512

Insurance — 2.5%
Aflac, Inc.	20,602	$973,444
MetLife, Inc.	31,220	1,203,531

		$2,176,975

Internet & Catalog Retail — 1.4%
Amazon.com, Inc.(1)	6,703	$1,204,462

		$1,204,462

Internet Software & Services — 4.6%
eBay, Inc.(1)	61,406	$2,194,650
Google, Inc., Class A(1)	2,899	1,792,307

		$3,986,957

IT Services — 4.8%
Accenture PLC, Class A	26,781	$1,594,541
International Business Machines Corp.	10,682	2,101,470
Visa, Inc., Class A	4,176	485,961

		$4,181,972

Machinery — 1.0%
Deere & Co.	10,619	$880,634

		$880,634

Media — 2.1%
Comcast Corp., Class A	29,734	$873,585
Walt Disney Co. (The)	22,182	931,422

		$1,805,007

	N(000.000.000	N(000.000.000
Security	Shares	Value
Metals & Mining — 3.1%
Cliffs Natural Resources, Inc.	10,700	$679,236
Freeport-McMoRan Copper & Gold, Inc.	12,801	544,811
Goldcorp, Inc.	31,083	1,507,525

		$2,731,572

Multi-Utilities — 0.5%
Sempra Energy	7,685	$455,259

		$455,259

Multiline Retail — 1.7%
Macy’s, Inc.	39,115	$1,485,197

		$1,485,197

Oil, Gas & Consumable Fuels — 11.1%
Anadarko Petroleum Corp.	14,639	$1,231,433
Apache Corp.	12,256	1,322,790
ConocoPhillips	29,902	2,288,998
Exxon Mobil Corp.	42,061	3,638,277
Occidental Petroleum Corp.	11,079	1,156,315

		$9,637,813

Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	11,594	$678,713

		$678,713

Pharmaceuticals — 5.5%
Allergan, Inc.	13,431	$1,203,283
Johnson & Johnson	26,566	1,728,915
Pfizer, Inc.	87,037	1,836,481

		$4,768,679

Real Estate Investment Trusts (REITs) — 0.8%
AvalonBay Communities, Inc.	5,188	$672,728

		$672,728

Road & Rail — 0.7%
Union Pacific Corp.	5,075	$559,519

		$559,519

Software — 4.6%
Microsoft Corp.	65,415	$2,076,272
Oracle Corp.	66,814	1,955,646

		$4,031,918

Specialty Retail — 1.4%
Home Depot, Inc. (The)	25,028	$1,190,582

		$1,190,582

Textiles, Apparel & Luxury Goods — 3.0%
NIKE, Inc., Class B	24,108	$2,601,735

		$2,601,735

Tobacco — 2.7%
Philip Morris International, Inc.	27,737	$2,316,594

		$2,316,594

Total Common Stocks (identified cost $83,268,762)		$87,633,928

	N(000.000.000	N(000.000.000

Put Options Purchased — 0.8%

	N(000.000.000	N(000.000.000	N(000.000.000	N(000.000.000
Description	Number of Contracts	Strike Price	Expiration Date	Value
SPDR S&P 500 ETF Trust	6,730	$111.00	6/16/12	$676,365

Total Put Options Purchased (identified cost $3,888,898)				$676,365

Total Investments — 101.7% (identified cost $87,157,660)				$88,310,293

Call Options Written — (1.7)%
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	210	$1,360	3/2/12	$(151,200)
S&P 500 Index	405	1,340	3/17/12	(1,304,100)

Total Call Options Written (premiums received $1,442,317)				$(1,455,300)

Other Assets, Less Liabilities — 0.0%(2)				$29,789

Net Assets — 100.0%				$86,884,782

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

During the fiscal year to date ended February 29, 2012, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 29, 2012 was $304.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 29, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$87,346,282

Gross unrealized appreciation	$5,996,021
Gross unrealized depreciation	(5,032,010)

Net unrealized appreciation	$964,011

Written options activity for the fiscal year to date ended February 29, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,035	$1,925,898
Options written	3,410	6,491,198
Options terminated in closing purchase transactions	(3,195)	(6,714,171)
Options expired	(635)	(260,608)

Outstanding, end of period	615	$1,442,317

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At February 29, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund purchases call options on individual stocks at or above the current value of the stock to enhance return. In buying call options on individual stocks, the Fund in effect, acquires potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium paid. The Fund purchases put options on indices and exchange-traded funds that replicate such indices below the current value of the index or exchange-traded fund to reduce the Fund’s exposure to market risk and volatility. In buying put options on an index or exchange-traded fund, the Fund in effect, acquires protection against decline in the value of the applicable index or exchange-traded fund below the exercise price in exchange for the option premium paid. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund writes put options on individual stocks and exchange-traded funds below the current value of the individual security to generate premium income. In writing put options on individual securities, the Fund in effect, sells protection against decline in the value of the applicable individual security below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying security decline below the exercise price.

At February 29, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $676,365 and $1,455,300, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 29, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$87,633,928	*	$—	$—	$87,633,928
Put Options Purchased	676,365	*	—	—	676,365
Total Investments	$88,310,293		$—	$—	$88,310,293

Liability Description
Call Options Written	$(1,455,300)		$—	$—	$(1,455,300)
Total	$(1,455,300)		$—	$—	$(1,455,300)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At February 29, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	April 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	April 24, 2012